Supplementary Financial Statement Information (Plants, Properties And Equipment By Major Classification) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Gross cost	$ 30,408	$ 30,993
Less: Accumulated depreciation	18,591	18,991
Plants, properties and equipment, net	11,817	12,002
Pulp, Paper And Packaging Facilities - Mills [Member]
Property, Plant and Equipment [Line Items]
Gross cost	22,494	22,935
Pulp, Paper And Packaging Facilities - Packaging Plants [Member]
Property, Plant and Equipment [Line Items]
Gross cost	6,358	6,534
Other Plants, Properties And Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross cost	$ 1,556	$ 1,524